UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-09645
Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Capital Allocation Moderate Conservative Portfolio
Class A / NLGAX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at 1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Class A	$ 23	0.44%
Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio
Advisor Class / CHWRX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Advisor Class	$ 10	0.19%
Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio
Class C / NIICX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Class C	$ 61	1.19%
Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio
Institutional Class / NIPAX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $ 10,000 investment
Institutional Class	$ 10	0.19%
Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Conservative Portfolio
Class R / CLIRX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 35	0.69%
Key Fund Statistics
Fund net assets	$ 348,367,657
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	2%
Graphical Representation of Fund

Holdings
The tables
below
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Bond Fund, Institutional 3 Class	15.1%
Columbia Quality Income Fund, Institutional 3 Class	12.7%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	12.3%
Columbia Corporate Income Fund, Institutional 3 Class	10.7%
Columbia Overseas Core Fund, Institutional 3 Class	9.0%
Columbia High Yield Bond Fund, Institutional 3 Class	8.0%
Columbia Disciplined Core Fund, Institutional 3 Class	7.5%
Columbia Contrarian Core Fund, Institutional 3 Class	7.4%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	7.2%
Columbia Large Cap Growth Fund, Institutional 3 Class	1.8%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Class A / NBIAX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 20	0.39%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Advisor Class / CGBRX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 7	0.14%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Class C / NBICX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 59	1.14%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management
Investment
Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Institutional Class / NBGPX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 7	0.14%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Institutional 3 Class / CPHNX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 3	0.06%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional
information
about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Moderate Aggressive Portfolio
Class R / CLBRX
Semiannual Shareholder Report | July 31, 2024
This
semiannual shareholder report
contains important information about Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) for the period of February 1, 2024 to July 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 33	0.64%
Key Fund Statistics
Fund net assets	$ 1,723,429,344
Total number of portfolio holdings	26
Portfolio turnover for the reporting period	1%
Graphical Representation of Fund

Holdings
The tables
below
show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Large Cap Growth Fund, Institutional 3 Class	13.2%
Columbia Overseas Core Fund, Institutional 3 Class	12.1%
Columbia Contrarian Core Fund, Institutional 3 Class	11.9%
Columbia Select Large Cap Equity Fund, Institutional 3 Class	10.9%
Columbia Large Cap Value Fund, Institutional 3 Class	10.1%
Columbia High Yield Bond Fund, Institutional 3 Class	9.0%
Columbia Bond Fund, Institutional 3 Class	8.0%
Columbia Quality Income Fund, Institutional 3 Class	6.4%
Columbia Corporate Income Fund, Institutional 3 Class	5.4%
Columbia Emerging Markets Fund, Institutional 3 Class	3.9%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Capital Allocation Portfolios
Semiannual Financial Statements and Additional Information
July 31, 2024 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Capital Allocation Portfolios | 2024

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.5%
	Shares	Value ($)
International 5.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	765,365	8,089,904
U.S. Large Cap 13.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	197,288	7,443,666
Columbia Disciplined Core Fund, Institutional 3 Class(a)	405,306	6,318,720
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	31,067	2,281,593
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	302,553	6,226,532
Total		22,270,511
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	24,126	649,475
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	22,321	617,618
Total		1,267,093
Total Equity Funds (Cost $28,145,349)		31,627,508

Fixed Income Funds 70.2%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	339,933	3,229,362
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,110,805	12,118,883
Investment Grade 60.7%
Columbia Bond Fund, Institutional 3 Class(a)	1,092,542	32,535,908
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,086,727	19,093,552
Columbia Quality Income Fund, Institutional 3 Class(a)	1,306,998	23,251,491
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,347,288	23,566,775
Total		98,447,726
Total Fixed Income Funds (Cost $127,556,110)		113,795,971

Money Market Funds 9.8%

Columbia Short-Term Cash Fund, 5.551%(a),(c)	15,929,218	15,926,033
Total Money Market Funds (Cost $15,923,951)		15,926,033
Total Investments in Securities (Cost: $171,625,410)		161,349,512
Other Assets & Liabilities, Net		759,205
Net Assets		162,108,717
At July 31, 2024, securities and/or cash totaling $772,982 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,532,000 CHF	1,712,823 USD	HSBC	08/14/2024	—	(35,136)
3,253,323 USD	34,525,000 NOK	Morgan Stanley	08/14/2024	—	(87,961)
1,594,562 USD	255,631,000 JPY	UBS	08/14/2024	115,111	—
1,469,000 GBP	1,881,167 USD	Wells Fargo	08/14/2024	—	(7,540)
Total				115,111	(130,637)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	7	09/2024	EUR	342,860	3,129	—
Euro STOXX 50 Index	35	09/2024	EUR	1,714,300	—	(23,721)
MSCI Emerging Markets Index	13	09/2024	USD	712,725	2,226	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	12	09/2024	USD	3,334,800	34,522	—
TOPIX Index	12	09/2024	JPY	335,640,000	18,362	—
Total					58,239	(23,721)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(20)	09/2024	GBP	(1,671,500)	—	(42,575)
SPI 200 Index	(16)	09/2024	AUD	(3,224,400)	—	(99,012)
U.S. Treasury 10-Year Note	(29)	09/2024	USD	(3,242,563)	—	(80,718)
Total					—	(222,305)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	34,603,664	828,614	(3,673,868)	777,498	32,535,908	—	(703,298)	730,809	1,092,542
Columbia Contrarian Core Fund, Institutional 3 Class
	7,842,367	68,122	(1,301,549)	834,726	7,443,666	—	242,943	—	197,288
Columbia Corporate Income Fund, Institutional 3 Class
	20,301,581	449,379	(2,003,245)	345,837	19,093,552	—	(371,738)	442,342	2,086,727
Columbia Disciplined Core Fund, Institutional 3 Class
	6,792,153	62,239	(1,326,936)	791,264	6,318,720	—	189,282	—	405,306
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	3,461,089	100,581	(519,903)	187,595	3,229,362	—	(103,408)	86,098	339,933
Columbia High Yield Bond Fund, Institutional 3 Class
	12,938,669	406,208	(1,567,690)	341,696	12,118,883	—	(171,791)	365,256	1,110,805
Columbia Large Cap Growth Fund, Institutional 3 Class
	2,538,380	89,837	(650,113)	303,489	2,281,593	—	57,967	—	31,067
Columbia Overseas Core Fund, Institutional 3 Class
	8,530,309	131,230	(1,092,597)	520,962	8,089,904	—	64,061	70,211	765,365
Columbia Quality Income Fund, Institutional 3 Class
	24,674,963	685,562	(2,631,420)	522,386	23,251,491	—	(536,319)	512,763	1,306,998
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,799,298	300,811	(1,185,784)	312,207	6,226,532	184,017	305,963	16,779	302,553
Columbia Select Small Cap Value Fund, Institutional 3 Class
	669,968	16,175	(154,549)	117,881	649,475	—	(11,558)	—	24,126
Columbia Short-Term Cash Fund, 5.551%
	15,617,498	2,883,620	(2,574,812)	(273)	15,926,033	—	318	432,263	15,929,218
Columbia Small Cap Growth Fund, Institutional 3 Class
	690,538	28,374	(299,404)	198,110	617,618	—	(80,307)	—	22,321
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	25,013,974	483,390	(2,034,246)	103,657	23,566,775	—	(184,426)	395,429	2,347,288
Total	170,474,451			5,357,035	161,349,512	184,017	(1,302,311)	3,051,950

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	31,627,508	—	—	31,627,508
Fixed Income Funds	113,795,971	—	—	113,795,971
Money Market Funds	15,926,033	—	—	15,926,033
Total Investments in Securities	161,349,512	—	—	161,349,512
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	115,111	—	115,111
Futures Contracts	58,239	—	—	58,239
Liability
Forward Foreign Currency Exchange Contracts	—	(130,637)	—	(130,637)
Futures Contracts	(246,026)	—	—	(246,026)
Total	161,161,725	(15,526)	—	161,146,199
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.3%
	Shares	Value ($)
International 9.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	2,962,954	31,318,423
U.S. Large Cap 23.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	685,133	25,850,082
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,663,528	25,934,399
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	87,083	6,395,383
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,220,000	25,107,593
Total		83,287,457
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	90,887	2,446,679
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	84,887	2,348,838
Total		4,795,517
Total Equity Funds (Cost $103,691,408)		119,401,397

Fixed Income Funds 60.3%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	549,898	5,224,024
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,558,611	27,914,447
Investment Grade 50.8%
Columbia Bond Fund, Institutional 3 Class(a)	1,766,537	52,607,485
Columbia Corporate Income Fund, Institutional 3 Class(a)	4,074,345	37,280,255
Columbia Quality Income Fund, Institutional 3 Class(a)	2,489,739	44,292,447
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,272,594	42,896,848
Total		177,077,035
Total Fixed Income Funds (Cost $238,904,383)		210,215,506

Money Market Funds 4.8%

Columbia Short-Term Cash Fund, 5.551%(a),(c)	16,615,443	16,612,120
Total Money Market Funds (Cost $16,611,254)		16,612,120
Total Investments in Securities (Cost: $359,207,045)		346,229,023
Other Assets & Liabilities, Net		2,138,634
Net Assets		348,367,657
At July 31, 2024, securities and/or cash totaling $2,084,771 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,033,000 CHF	4,509,017 USD	HSBC	08/14/2024	—	(92,495)
8,749,060 USD	92,847,000 NOK	Morgan Stanley	08/14/2024	—	(236,552)
4,198,715 USD	673,114,000 JPY	UBS	08/14/2024	303,104	—
3,904,000 GBP	4,999,373 USD	Wells Fargo	08/14/2024	—	(20,039)
Total				303,104	(349,086)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	20	09/2024	EUR	979,600	8,940	—
Euro STOXX 50 Index	90	09/2024	EUR	4,408,200	—	(60,996)
MSCI Emerging Markets Index	37	09/2024	USD	2,028,525	16,862	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	35	09/2024	USD	9,726,500	113,755	—
TOPIX Index	33	09/2024	JPY	923,010,000	52,757	—
Total					192,314	(60,996)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(54)	09/2024	GBP	(4,513,050)	—	(114,953)
SPI 200 Index	(43)	09/2024	AUD	(8,665,575)	—	(266,095)
U.S. Treasury 10-Year Note	(63)	09/2024	USD	(7,044,188)	—	(175,353)
Total					—	(556,401)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	53,556,382	1,186,540	(2,850,923)	715,486	52,607,485	—	(537,738)	1,160,120	1,766,537
Columbia Contrarian Core Fund, Institutional 3 Class
	26,799,030	79,456	(3,996,039)	2,967,635	25,850,082	—	732,802	—	685,133
Columbia Corporate Income Fund, Institutional 3 Class
	37,743,062	859,959	(1,608,990)	286,224	37,280,255	—	(299,202)	847,737	4,074,345
Columbia Disciplined Core Fund, Institutional 3 Class
	26,370,177	71,033	(3,799,900)	3,293,089	25,934,399	—	615,088	—	1,663,528
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,340,712	138,625	(449,232)	193,919	5,224,024	—	(59,161)	137,800	549,898
Columbia High Yield Bond Fund, Institutional 3 Class
	28,448,829	829,263	(1,973,926)	610,281	27,914,447	—	(207,840)	826,213	2,558,611
Columbia Large Cap Growth Fund, Institutional 3 Class
	6,976,472	46,403	(1,494,786)	867,294	6,395,383	—	154,562	—	87,083
Columbia Overseas Core Fund, Institutional 3 Class
	31,582,883	284,386	(2,612,923)	2,064,077	31,318,423	—	163,251	269,910	2,962,954
Columbia Quality Income Fund, Institutional 3 Class
	44,960,645	994,411	(2,191,564)	528,955	44,292,447	—	(484,681)	957,316	2,489,739
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	26,469,233	870,274	(3,705,067)	1,473,153	25,107,593	745,792	974,663	68,002	1,220,000
Columbia Select Small Cap Value Fund, Institutional 3 Class
	2,408,962	5,615	(351,539)	383,641	2,446,679	—	11,457	—	90,887
Columbia Short-Term Cash Fund, 5.551%
	16,334,981	7,279,468	(7,002,680)	351	16,612,120	—	(259)	460,891	16,615,443
Columbia Small Cap Growth Fund, Institutional 3 Class
	2,479,957	22,462	(720,839)	567,258	2,348,838	—	(139,510)	—	84,887
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	43,595,510	731,404	(1,555,176)	125,110	42,896,848	—	(228,497)	706,768	4,272,594
Total	353,066,835			14,076,473	346,229,023	745,792	694,935	5,434,757

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	119,401,397	—	—	119,401,397
Fixed Income Funds	210,215,506	—	—	210,215,506
Money Market Funds	16,612,120	—	—	16,612,120
Total Investments in Securities	346,229,023	—	—	346,229,023
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	303,104	—	303,104
Futures Contracts	192,314	—	—	192,314
Liability
Forward Foreign Currency Exchange Contracts	—	(349,086)	—	(349,086)
Futures Contracts	(617,397)	—	—	(617,397)
Total	345,803,940	(45,982)	—	345,757,958
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 49.3%
	Shares	Value ($)
International 13.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,571,597	20,917,956
Columbia Overseas Core Fund, Institutional 3 Class(a)	11,343,026	119,895,787
Total		140,813,743
U.S. Large Cap 34.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,489,395	93,924,875
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,414,350	103,869,831
Columbia Large Cap Value Fund, Institutional 3 Class(a)	4,691,200	82,049,084
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,520,082	93,023,297
Total		372,867,087
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	410,931	11,062,264
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	394,761	10,923,038
Total		21,985,302
Total Equity Funds (Cost $468,828,426)		535,666,132

Fixed Income Funds 48.4%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,716,670	16,308,362
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,477,752	114,312,275
Investment Grade 36.4%
Columbia Bond Fund, Institutional 3 Class(a)	4,419,663	131,617,561
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,387,105	85,892,014
Columbia Quality Income Fund, Institutional 3 Class(a)	6,032,330	107,315,155
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,977,878	70,057,893
Total		394,882,623
Total Fixed Income Funds (Cost $602,361,312)		525,503,260

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 5.551%(a),(c)	16,938,057	16,934,670
Total Money Market Funds (Cost $16,933,657)		16,934,670
Total Investments in Securities (Cost: $1,088,123,395)		1,078,104,062
Other Assets & Liabilities, Net		7,556,809
Net Assets		1,085,660,871
At July 31, 2024, securities and/or cash totaling $7,246,920 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,114,000 CHF	16,897,913 USD	HSBC	08/14/2024	—	(346,632)
32,785,582 USD	347,928,000 NOK	Morgan Stanley	08/14/2024	—	(886,438)
15,734,523 USD	2,522,469,000 JPY	UBS	08/14/2024	1,135,871	—
14,558,000 GBP	18,642,640 USD	Wells Fargo	08/14/2024	—	(74,726)
Total				1,135,871	(1,307,796)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	86	09/2024	EUR	4,212,280	38,444	—
Euro STOXX 50 Index	306	09/2024	EUR	14,987,880	—	(207,386)
MSCI Emerging Markets Index	184	09/2024	USD	10,087,800	83,854	—
S&P 500 Index E-mini	121	09/2024	USD	33,625,900	381,352	—
TOPIX Index	119	09/2024	JPY	3,328,430,000	209,993	—
Total					713,643	(207,386)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(210)	09/2024	GBP	(17,550,750)	—	(447,040)
SPI 200 Index	(166)	09/2024	AUD	(33,453,150)	—	(1,027,252)
Total					—	(1,474,292)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	132,394,833	3,130,799	(5,394,942)	1,486,871	131,617,561	—	(1,027,452)	2,887,449	4,419,663
Columbia Contrarian Core Fund, Institutional 3 Class
	95,492,488	16	(12,558,782)	10,991,153	93,924,875	—	2,297,268	—	2,489,395
Columbia Corporate Income Fund, Institutional 3 Class
	86,252,526	2,101,129	(3,038,490)	576,849	85,892,014	—	(600,966)	1,944,457	9,387,105
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,462,648	436,855	(1,274,230)	683,089	16,308,362	—	(263,574)	429,531	1,716,670
Columbia Emerging Markets Fund, Institutional 3 Class
	21,202,105	12,670	(1,729,852)	1,433,033	20,917,956	—	642,494	—	1,571,597
Columbia High Yield Bond Fund, Institutional 3 Class
	115,395,006	3,446,175	(6,908,047)	2,379,141	114,312,275	—	(731,536)	3,375,442	10,477,752
Columbia Large Cap Growth Fund, Institutional 3 Class
	108,963,836	7,113	(15,929,710)	10,828,592	103,869,831	—	5,117,863	—	1,414,350
Columbia Large Cap Value Fund, Institutional 3 Class
	81,863,237	710,583	(8,155,923)	7,631,187	82,049,084	—	1,245,397	703,958	4,691,200
Columbia Overseas Core Fund, Institutional 3 Class
	119,332,533	1,081,511	(8,077,792)	7,559,535	119,895,787	—	927,655	1,033,516	11,343,026
Columbia Quality Income Fund, Institutional 3 Class
	107,519,666	2,661,034	(3,791,997)	926,452	107,315,155	—	(774,280)	2,304,881	6,032,330
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	95,661,849	2,993,314	(11,263,214)	5,631,348	93,023,297	2,743,130	3,249,684	250,122	4,520,082
Columbia Select Small Cap Value Fund, Institutional 3 Class
	10,609,395	6,184	(1,132,952)	1,579,637	11,062,264	—	183,628	—	410,931
Columbia Short-Term Cash Fund, 5.551%
	15,941,898	25,568,129	(24,575,789)	432	16,934,670	—	(157)	496,376	16,938,057
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund, Institutional 3 Class
	10,936,923	1,098	(2,238,982)	2,223,999	10,923,038	—	(327,043)	—	394,761
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	70,358,631	1,328,784	(1,815,735)	186,213	70,057,893	—	(340,392)	1,147,030	6,977,878
Total	1,088,387,574			54,117,531	1,078,104,062	2,743,130	9,598,589	14,572,762

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	535,666,132	—	—	535,666,132
Fixed Income Funds	525,503,260	—	—	525,503,260
Money Market Funds	16,934,670	—	—	16,934,670
Total Investments in Securities	1,078,104,062	—	—	1,078,104,062
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,135,871	—	1,135,871
Futures Contracts	713,643	—	—	713,643
Liability
Forward Foreign Currency Exchange Contracts	—	(1,307,796)	—	(1,307,796)
Futures Contracts	(1,681,678)	—	—	(1,681,678)
Total	1,077,136,027	(171,925)	—	1,076,964,102
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 64.8%
	Shares	Value ($)
International 16.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,073,656	67,530,357
Columbia Overseas Core Fund, Institutional 3 Class(a)	19,690,588	208,129,513
Total		275,659,870
U.S. Large Cap 46.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,414,229	204,278,880
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,105,640	228,078,169
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,934,011	173,745,860
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,125,884	187,810,684
Total		793,913,593
U.S. Small Cap 2.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	870,175	23,425,106
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	834,988	23,104,131
Total		46,529,237
Total Equity Funds (Cost $964,818,787)		1,116,102,700

Fixed Income Funds 33.0%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,810,199	17,196,887
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,219,136	155,130,775
Investment Grade 23.0%
Columbia Bond Fund, Institutional 3 Class(a)	4,652,097	138,539,442
Columbia Corporate Income Fund, Institutional 3 Class(a)	10,166,305	93,021,694
Columbia Quality Income Fund, Institutional 3 Class(a)	6,237,001	110,956,242
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,465,816	54,876,799
Total		397,394,177
Total Fixed Income Funds (Cost $644,135,295)		569,721,839

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 5.551%(a),(c)	24,422,305	24,417,420
Total Money Market Funds (Cost $24,415,926)		24,417,420
Total Investments in Securities (Cost: $1,633,370,008)		1,710,241,959
Other Assets & Liabilities, Net		13,187,385
Net Assets		1,723,429,344
At July 31, 2024, securities and/or cash totaling $12,808,566 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
27,510,000 CHF	30,757,018 USD	HSBC	08/14/2024	—	(630,927)
60,640,249 USD	643,528,000 NOK	Morgan Stanley	08/14/2024	—	(1,639,557)
28,638,892 USD	4,591,224,000 JPY	UBS	08/14/2024	2,067,434	—
26,556,000 GBP	34,007,003 USD	Wells Fargo	08/14/2024	—	(136,312)
Total				2,067,434	(2,406,796)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	161	09/2024	EUR	7,885,780	71,971	—
Euro STOXX 50 Index	488	09/2024	EUR	23,902,240	—	(330,733)
MSCI Emerging Markets Index	332	09/2024	USD	18,201,900	151,302	—
S&P 500 Index E-mini	218	09/2024	USD	60,582,200	646,059	—
TOPIX Index	196	09/2024	JPY	5,482,120,000	369,299	—
Total					1,238,631	(330,733)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(388)	09/2024	GBP	(32,427,100)	—	(825,117)
SPI 200 Index	(308)	09/2024	AUD	(62,069,700)	—	(1,905,985)
Total					—	(2,731,102)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	136,504,259	3,004,319	(1,862,496)	893,360	138,539,442	—	(354,810)	2,997,676	4,652,097
Columbia Contrarian Core Fund, Institutional 3 Class
	200,188,812	522	(19,679,559)	23,769,105	204,278,880	—	4,391,520	—	5,414,229
Columbia Corporate Income Fund, Institutional 3 Class
	91,264,600	2,080,083	(430,733)	107,744	93,021,694	—	(82,593)	2,075,318	10,166,305
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	16,989,911	448,709	(670,071)	428,338	17,196,887	—	8,357	448,168	1,810,199
Columbia Emerging Markets Fund, Institutional 3 Class
	65,435,723	3,630	(2,993,091)	5,084,095	67,530,357	—	1,336,955	—	5,073,656
Columbia High Yield Bond Fund, Institutional 3 Class
	152,828,727	4,532,361	(5,014,550)	2,784,237	155,130,775	—	(545,006)	4,527,354	14,219,136
Columbia Large Cap Growth Fund, Institutional 3 Class
	228,197,118	2,974	(25,650,560)	25,528,637	228,078,169	—	8,138,083	—	3,105,640
Columbia Large Cap Value Fund, Institutional 3 Class
	168,598,456	1,482,238	(12,860,556)	16,525,722	173,745,860	—	1,914,509	1,470,777	9,934,011
Columbia Overseas Core Fund, Institutional 3 Class
	201,157,229	1,798,545	(9,215,431)	14,389,170	208,129,513	—	92,006	1,798,144	19,690,588
Columbia Quality Income Fund, Institutional 3 Class
	108,830,224	2,353,412	(548,912)	321,518	110,956,242	—	(126,991)	2,337,469	6,237,001
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	186,294,792	6,019,128	(17,375,982)	12,872,746	187,810,684	5,514,072	4,520,724	502,780	9,125,884
Columbia Select Small Cap Value Fund, Institutional 3 Class
	21,602,077	1,327	(1,598,831)	3,420,533	23,425,106	—	239,676	—	870,175
Columbia Short-Term Cash Fund, 5.551%
	22,316,287	46,999,869	(44,899,652)	916	24,417,420	—	(482)	721,590	24,422,305
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Small Cap Growth Fund, Institutional 3 Class
	22,414,756	1,954	(3,578,553)	4,265,974	23,104,131	—	(358,976)	—	834,988
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	54,206,831	893,956	(158,474)	(65,514)	54,876,799	—	(30,602)	888,621	5,465,816
Total	1,676,829,802			110,326,581	1,710,241,959	5,514,072	19,142,370	17,767,897

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,116,102,700	—	—	1,116,102,700
Fixed Income Funds	569,721,839	—	—	569,721,839
Money Market Funds	24,417,420	—	—	24,417,420
Total Investments in Securities	1,710,241,959	—	—	1,710,241,959
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,067,434	—	2,067,434
Futures Contracts	1,238,631	—	—	1,238,631
Liability
Forward Foreign Currency Exchange Contracts	—	(2,406,796)	—	(2,406,796)
Futures Contracts	(3,061,835)	—	—	(3,061,835)
Total	1,708,418,755	(339,362)	—	1,708,079,393
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.0%
	Shares	Value ($)
International 19.9%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,792,466	77,097,729
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,388,124	183,792,468
Total		260,890,197
U.S. Large Cap 56.7%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,110,735	192,828,029
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,824,198	207,409,065
Columbia Large Cap Value Fund, Institutional 3 Class(a)	8,664,043	151,534,114
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,178,975	188,903,314
Total		740,674,522
U.S. Small Cap 3.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	826,365	22,245,752
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	791,370	21,897,212
Total		44,142,964
Total Equity Funds (Cost $873,947,970)		1,045,707,683

Fixed Income Funds 17.9%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	682,652	6,485,198
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,323,586	90,810,322
Investment Grade 10.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,358,254	49,028,024
Columbia Quality Income Fund, Institutional 3 Class(a)	3,512,635	62,489,769
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,427,953	24,376,646
Total		135,894,439
Total Fixed Income Funds (Cost $236,153,827)		233,189,959

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 5.551%(a),(c)	16,594,137	16,590,818
Total Money Market Funds (Cost $16,589,256)		16,590,818
Total Investments in Securities (Cost: $1,126,691,053)		1,295,488,460
Other Assets & Liabilities, Net		10,846,440
Net Assets		1,306,334,900
At July 31, 2024, securities and/or cash totaling $10,528,319 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,653,000 CHF	26,444,775 USD	HSBC	08/14/2024	—	(542,469)
52,531,959 USD	557,481,000 NOK	Morgan Stanley	08/14/2024	—	(1,420,329)
24,623,904 USD	3,947,564,000 JPY	UBS	08/14/2024	1,777,593	—
22,828,000 GBP	29,233,012 USD	Wells Fargo	08/14/2024	—	(117,176)
Total				1,777,593	(2,079,974)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2024 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	153	09/2024	EUR	7,493,940	68,395	—
Euro STOXX 50 Index	357	09/2024	EUR	17,485,860	—	(241,950)
MSCI Emerging Markets Index	332	09/2024	USD	18,201,900	151,302	—
S&P 500 Index E-mini	169	09/2024	USD	46,965,100	464,588	—
TOPIX Index	154	09/2024	JPY	4,307,380,000	327,662	—
Total					1,011,947	(241,950)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(334)	09/2024	GBP	(27,914,050)	—	(711,007)
SPI 200 Index	(265)	09/2024	AUD	(53,404,125)	—	(1,639,890)
Total					—	(2,350,897)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	184,522,329	—	(13,222,960)	21,528,660	192,828,029	—	4,695,678	—	5,110,735
Columbia Corporate Income Fund, Institutional 3 Class
	47,653,593	1,351,599	—	22,832	49,028,024	—	—	1,089,234	5,358,254
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	6,249,013	182,817	(108,504)	161,872	6,485,198	—	265	167,384	682,652
Columbia Emerging Markets Fund, Institutional 3 Class
	72,248,203	667,024	(2,065,876)	6,248,378	77,097,729	—	918,065	—	5,792,466
Columbia High Yield Bond Fund, Institutional 3 Class
	87,410,118	3,014,656	(987,962)	1,373,510	90,810,322	—	(54,647)	2,620,992	8,323,586
Columbia Large Cap Growth Fund, Institutional 3 Class
	198,961,022	160,461	(15,705,600)	23,993,182	207,409,065	—	5,796,268	—	2,824,198
Columbia Large Cap Value Fund, Institutional 3 Class
	142,779,229	1,428,011	(7,396,907)	14,723,781	151,534,114	—	1,108,415	1,273,745	8,664,043
Columbia Overseas Core Fund, Institutional 3 Class
	172,511,015	2,466,218	(3,756,054)	12,571,289	183,792,468	—	32,573	1,584,276	17,388,124
Columbia Quality Income Fund, Institutional 3 Class
	60,543,745	1,819,167	(3,455)	130,312	62,489,769	—	72	1,308,060	3,512,635
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	183,117,852	6,006,066	(12,103,603)	11,882,999	188,903,314	5,504,187	5,271,909	501,879	9,178,975
Columbia Select Small Cap Value Fund, Institutional 3 Class
	19,614,341	335,536	(728,623)	3,024,498	22,245,752	—	386,582	—	826,365
Columbia Short-Term Cash Fund, 5.551%
	14,351,376	45,223,644	(42,985,213)	1,011	16,590,818	—	(720)	494,851	16,594,137
Columbia Small Cap Growth Fund, Institutional 3 Class
	20,480,322	62,188	(1,619,096)	2,973,798	21,897,212	—	670,645	—	791,370
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	23,869,328	544,624	—	(37,306)	24,376,646	—	—	393,448	2,427,953
Total	1,234,311,486			98,598,816	1,295,488,460	5,504,187	18,825,105	9,433,869

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2024.
Currency Legend
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2024 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,045,707,683	—	—	1,045,707,683
Fixed Income Funds	233,189,959	—	—	233,189,959
Money Market Funds	16,590,818	—	—	16,590,818
Total Investments in Securities	1,295,488,460	—	—	1,295,488,460
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,777,593	—	1,777,593
Futures Contracts	1,011,947	—	—	1,011,947
Liability
Forward Foreign Currency Exchange Contracts	—	(2,079,974)	—	(2,079,974)
Futures Contracts	(2,592,847)	—	—	(2,592,847)
Total	1,293,907,560	(302,381)	—	1,293,605,179
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $171,625,410, $359,207,045, $1,088,123,395, respectively)	$161,349,512	$346,229,023	$1,078,104,062
Margin deposits on:
Futures contracts	772,982	2,084,771	7,246,920
Unrealized appreciation on forward foreign currency exchange contracts	115,111	303,104	1,135,871
Receivable for:
Investments sold	18,423	238,231	369,687
Capital shares sold	15,567	2,040	53,549
Dividends	481,003	842,392	2,067,247
Foreign tax reclaims	5,793	7,642	5,681
Variation margin for futures contracts	115,696	326,679	1,215,626
Prepaid expenses	6,616	7,848	12,415
Other assets	5,990	—	16,343
Total assets	162,886,693	350,041,730	1,090,227,401
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	130,637	349,086	1,307,796
Payable for:
Investments purchased	406,545	762,194	1,975,679
Capital shares redeemed	33,990	240,271	423,235
Variation margin for futures contracts	63,957	168,379	590,618
Management services fees	342	476	964
Distribution and/or service fees	1,184	2,674	8,242
Transfer agent fees	14,925	23,054	73,866
Compensation of chief compliance officer	15	32	99
Compensation of board members	1,092	1,269	2,003
Other expenses	25,703	40,771	54,407
Deferred compensation of board members	99,586	85,867	129,621
Total liabilities	777,976	1,674,073	4,566,530
Net assets applicable to outstanding capital stock	$162,108,717	$348,367,657	$1,085,660,871
Represented by
Paid in capital	181,745,438	370,454,055	1,086,644,249
Total distributable earnings (loss)	(19,636,721)	(22,086,398)	(983,378)
Total - representing net assets applicable to outstanding capital stock	$162,108,717	$348,367,657	$1,085,660,871
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Assets and Liabilities (continued)
July 31, 2024 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$139,615,803	$311,968,397	$978,698,558
Shares outstanding	15,124,105	31,294,674	92,141,462
Net asset value per share	$9.23	$9.97	$10.62
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.69	$10.58	$11.27
Advisor Class
Net assets	$6,460,712	$4,056,414	$16,146,106
Shares outstanding	706,087	412,169	1,550,361
Net asset value per share	$9.15	$9.84	$10.41
Class C
Net assets	$8,735,905	$19,881,984	$60,049,915
Shares outstanding	953,034	2,033,469	5,721,162
Net asset value per share	$9.17	$9.78	$10.50
Institutional Class
Net assets	$7,296,297	$10,911,437	$20,367,413
Shares outstanding	791,104	1,117,390	1,921,068
Net asset value per share	$9.22	$9.77	$10.60
Institutional 3 Class
Net assets	$—	$—	$10,398,879
Shares outstanding	—	—	997,808
Net asset value per share	$—	$—	$10.42
Class R
Net assets	$—	$1,549,425	$—
Shares outstanding	—	155,065	—
Net asset value per share	$—	$9.99	$—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Assets and Liabilities (continued)
July 31, 2024 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,633,370,008, $1,126,691,053, respectively)	$1,710,241,959	$1,295,488,460
Foreign currency (cost $900, $—, respectively)	892	—
Margin deposits on:
Futures contracts	12,808,566	10,528,319
Unrealized appreciation on forward foreign currency exchange contracts	2,067,434	1,777,593
Receivable for:
Investments sold	565,219	361,487
Capital shares sold	75,880	266,003
Dividends	2,322,807	1,016,210
Foreign tax reclaims	3,864	17,547
Variation margin for futures contracts	2,118,138	1,740,583
Prepaid expenses	15,678	12,853
Other assets	2,994	23,627
Total assets	1,730,223,431	1,311,232,682
Liabilities
Due to custodian	—	3,682
Unrealized depreciation on forward foreign currency exchange contracts	2,406,796	2,079,974
Payable for:
Investments purchased	2,187,026	920,904
Capital shares redeemed	641,098	627,490
Variation margin for futures contracts	1,094,349	941,721
Management services fees	1,494	1,103
Distribution and/or service fees	12,147	9,303
Transfer agent fees	135,734	103,698
Compensation of chief compliance officer	153	114
Compensation of board members	2,570	2,131
Other expenses	66,394	52,691
Deferred compensation of board members	246,326	154,971
Total liabilities	6,794,087	4,897,782
Net assets applicable to outstanding capital stock	$1,723,429,344	$1,306,334,900
Represented by
Paid in capital	1,620,654,763	1,105,429,975
Total distributable earnings (loss)	102,774,581	200,904,925
Total - representing net assets applicable to outstanding capital stock	$1,723,429,344	$1,306,334,900
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Assets and Liabilities (continued)
July 31, 2024 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,519,441,595	$1,121,184,222
Shares outstanding	128,249,271	84,778,892
Net asset value per share	$11.85	$13.22
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.57	$14.03
Advisor Class
Net assets	$27,508,901	$50,077,316
Shares outstanding	2,289,053	3,904,075
Net asset value per share	$12.02	$12.83
Class C
Net assets	$67,919,295	$63,848,337
Shares outstanding	5,717,048	5,033,620
Net asset value per share	$11.88	$12.68
Institutional Class
Net assets	$90,054,881	$35,335,601
Shares outstanding	7,625,441	2,686,424
Net asset value per share	$11.81	$13.15
Institutional 3 Class
Net assets	$13,580,697	$32,790,160
Shares outstanding	1,175,897	2,560,944
Net asset value per share	$11.55	$12.80
Class R
Net assets	$4,923,975	$3,099,264
Shares outstanding	416,045	237,673
Net asset value per share	$11.84	$13.04
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Operations
Six Months Ended July 31, 2024 (Unaudited)

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$3,051,950	$5,434,757	$14,572,762
Other Income	7,816	22,147	85,672
Foreign taxes withheld	(540)	—	—
Total income	3,059,226	5,456,904	14,658,434
Expenses:
Management services fees	62,111	86,648	177,290
Distribution and/or service fees
Class A	173,720	387,124	1,217,034
Class C	46,152	101,909	300,911
Class R	317	3,438	2,308
Transfer agent fees
Class A	62,380	118,798	353,257
Advisor Class	2,934	1,477	5,438
Class C	4,144	7,821	21,836
Institutional Class	3,318	4,262	7,427
Institutional 2 Class	67	133	311
Institutional 3 Class	112	39	457
Class R	58	527	337
Custodian fees	11,290	9,980	11,521
Printing and postage fees	11,771	16,464	34,624
Registration fees	39,487	42,604	50,061
Accounting services fees	13,422	13,422	13,423
Legal fees	5,991	6,901	10,556
Interest on collateral	—	—	110
Compensation of chief compliance officer	14	31	96
Compensation of board members	5,956	6,851	10,457
Deferred compensation of board members	10,205	9,800	14,814
Other	7,057	8,047	12,987
Total expenses	460,506	826,276	2,245,255
Net investment income	2,598,720	4,630,628	12,413,179
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	90	143	387
Investments — affiliated issuers	(1,302,311)	694,935	9,598,589
Capital gain distributions from underlying affiliated funds	184,017	745,792	2,743,130
Foreign currency translations	(12,577)	(30,410)	(93,914)
Forward foreign currency exchange contracts	(129,509)	(341,076)	(1,276,062)
Futures contracts	680,900	1,809,913	6,690,138
Net realized gain (loss)	(579,390)	2,879,297	17,662,268
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	5,357,035	14,076,473	54,117,531
Foreign currency translations	122	(762)	(516)
Forward foreign currency exchange contracts	(15,526)	(45,982)	(171,925)
Futures contracts	(363,789)	(758,942)	(2,878,578)
Net change in unrealized appreciation (depreciation)	4,977,842	13,270,787	51,066,512
Net realized and unrealized gain	4,398,452	16,150,084	68,728,780
Net increase in net assets resulting from operations	$6,997,172	$20,780,712	$81,141,959
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Operations (continued)
Six Months Ended July 31, 2024 (Unaudited)

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$17,767,897	$9,433,869
Other Income	160,561	142,216
Foreign taxes withheld	—	(547)
Total income	17,928,458	9,575,538
Expenses:
Management services fees	275,000	204,667
Distribution and/or service fees
Class A	1,866,634	1,372,848
Class C	343,041	313,090
Class R	17,249	12,856
Transfer agent fees
Class A	660,896	448,638
Advisor Class	11,037	17,863
Class C	30,372	25,579
Institutional Class	38,546	13,900
Institutional 2 Class	812	618
Institutional 3 Class	500	1,035
Class R	3,078	2,118
Custodian fees	12,595	10,417
Printing and postage fees	50,757	35,893
Registration fees	53,442	55,264
Accounting services fees	13,422	13,423
Legal fees	13,581	11,468
Interest on collateral	175	128
Compensation of chief compliance officer	151	113
Compensation of board members	13,425	11,333
Deferred compensation of board members	24,793	17,581
Other	16,910	13,874
Total expenses	3,446,416	2,582,706
Net investment income	14,482,042	6,992,832
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,068	565
Investments — affiliated issuers	19,142,370	18,825,105
Capital gain distributions from underlying affiliated funds	5,514,072	5,504,187
Foreign currency translations	(149,645)	(163,224)
Forward foreign currency exchange contracts	(2,319,081)	(1,991,693)
Futures contracts	11,992,442	10,296,837
Net realized gain	34,181,226	32,471,777
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	110,326,581	98,598,816
Foreign currency translations	(347)	(60)
Forward foreign currency exchange contracts	(339,362)	(302,381)
Futures contracts	(4,954,819)	(4,129,285)
Net change in unrealized appreciation (depreciation)	105,032,053	94,167,090
Net realized and unrealized gain	139,213,279	126,638,867
Net increase in net assets resulting from operations	$153,695,321	$133,631,699
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations
Net investment income	$2,598,720	$5,720,679	$4,630,628	$10,536,803
Net realized gain (loss)	(579,390)	(6,820,261)	2,879,297	(9,262,394)
Net change in unrealized appreciation (depreciation)	4,977,842	9,661,717	13,270,787	23,094,847
Net increase in net assets resulting from operations	6,997,172	8,562,135	20,780,712	24,369,256
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,375,836)	(4,742,066)	(3,923,159)	(12,626,628)
Advisor Class	(123,369)	(245,828)	(54,500)	(150,830)
Class C	(124,002)	(262,873)	(183,900)	(740,256)
Institutional Class	(131,662)	(297,622)	(154,943)	(522,301)
Institutional 2 Class	(3,321)	(17,204)	(5,390)	(38,652)
Institutional 3 Class	(20,737)	(132,988)	(5,797)	(196,824)
Class R	(453)	(21,147)	(15,881)	(48,071)
Total distributions to shareholders	(2,779,380)	(5,719,728)	(4,343,570)	(14,323,562)
Decrease in net assets from capital stock activity	(12,900,717)	(20,724,824)	(22,368,997)	(45,398,671)
Total decrease in net assets	(8,682,925)	(17,882,417)	(5,931,855)	(35,352,977)
Net assets at beginning of period	170,791,642	188,674,059	354,299,512	389,652,489
Net assets at end of period	$162,108,717	$170,791,642	$348,367,657	$354,299,512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations
Net investment income	$12,413,179	$29,670,009	$14,482,042	$36,439,304
Net realized gain (loss)	17,662,268	(3,253,072)	34,181,226	26,209,807
Net change in unrealized appreciation (depreciation)	51,066,512	71,295,718	105,032,053	118,399,799
Net increase in net assets resulting from operations	81,141,959	97,712,655	153,695,321	181,048,910
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,266,990)	(42,175,375)	(35,636,080)	(63,678,521)
Advisor Class	(232,783)	(599,570)	(659,840)	(1,626,794)
Class C	(601,352)	(2,304,665)	(1,354,325)	(2,706,163)
Institutional Class	(299,940)	(1,049,293)	(2,203,871)	(3,989,809)
Institutional 2 Class	(15,926)	(94,853)	(23,481)	(235,809)
Institutional 3 Class	(177,764)	(998,905)	(364,763)	(1,307,549)
Class R	(4,226)	(160,145)	(111,570)	(675,468)
Class V	—	—	—	(2,400,669)
Total distributions to shareholders	(14,598,981)	(47,382,806)	(40,353,930)	(76,620,782)
Decrease in net assets from capital stock activity	(74,689,665)	(125,067,273)	(76,836,679)	(147,608,120)
Total increase (decrease) in net assets	(8,146,687)	(74,737,424)	36,504,712	(43,179,992)
Net assets at beginning of period	1,093,807,558	1,168,544,982	1,686,924,632	1,730,104,624
Net assets at end of period	$1,085,660,871	$1,093,807,558	$1,723,429,344	$1,686,924,632
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024
Operations
Net investment income	$6,992,832	$23,208,854
Net realized gain	32,471,777	6,555,842
Net change in unrealized appreciation (depreciation)	94,167,090	121,366,604
Net increase in net assets resulting from operations	133,631,699	151,131,300
Distributions to shareholders
Net investment income and net realized gains
Class A	(1,433,470)	(57,217,402)
Advisor Class	(74,401)	(1,545,839)
Class C	(46,576)	(3,005,309)
Institutional Class	(52,080)	(1,796,526)
Institutional 2 Class	—	(269,686)
Institutional 3 Class	(51,554)	(3,067,980)
Class R	(3,360)	(611,898)
Total distributions to shareholders	(1,661,441)	(67,514,640)
Decrease in net assets from capital stock activity	(68,652,736)	(73,080,272)
Total increase in net assets	63,317,522	10,536,388
Net assets at beginning of period	1,243,017,378	1,232,480,990
Net assets at end of period	$1,306,334,900	$1,243,017,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2024 (Unaudited)		January 31, 2024		July 31, 2024 (Unaudited)		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	407,545	3,683,041	988,911	8,605,781	528,355	5,107,883	1,800,053	16,456,292
Distributions reinvested	252,886	2,287,437	522,779	4,556,853	378,543	3,685,472	1,287,931	11,837,993
Shares redeemed	(1,401,057)	(12,619,621)	(3,332,906)	(29,027,064)	(2,621,853)	(25,397,234)	(6,619,938)	(60,607,887)
Net decrease	(740,626)	(6,649,143)	(1,821,216)	(15,864,430)	(1,714,955)	(16,603,879)	(3,531,954)	(32,313,602)
Advisor Class
Shares sold	192,038	1,722,688	763,288	6,598,921	40,336	383,109	155,511	1,405,340
Distributions reinvested	10,199	91,382	19,071	164,057	5,667	54,478	16,624	150,766
Shares redeemed	(168,111)	(1,513,717)	(616,752)	(5,248,996)	(13,599)	(130,089)	(268,815)	(2,426,311)
Net increase (decrease)	34,126	300,353	165,607	1,513,982	32,404	307,498	(96,680)	(870,205)
Class C
Shares sold	55,413	496,464	179,025	1,531,034	109,148	1,036,407	326,311	2,933,909
Distributions reinvested	13,801	124,002	30,301	262,798	19,086	182,423	81,196	733,540
Shares redeemed	(206,881)	(1,857,165)	(465,965)	(4,019,641)	(369,568)	(3,514,818)	(964,153)	(8,667,589)
Net decrease	(137,667)	(1,236,699)	(256,639)	(2,225,809)	(241,334)	(2,295,988)	(556,646)	(5,000,140)
Institutional Class
Shares sold	100,953	908,636	337,283	2,931,700	170,460	1,617,816	619,486	5,561,672
Distributions reinvested	11,096	100,265	27,257	237,023	14,603	139,229	53,329	479,880
Shares redeemed	(232,705)	(2,101,001)	(448,309)	(3,853,720)	(375,893)	(3,551,650)	(780,224)	(7,010,242)
Net decrease	(120,656)	(1,092,100)	(83,769)	(684,997)	(190,830)	(1,794,605)	(107,409)	(968,690)
Institutional 2 Class
Shares sold	225	2,001	43,716	376,005	1,023	9,586	191,028	1,727,846
Distributions reinvested	370	3,301	1,984	17,131	549	5,235	4,148	37,625
Shares redeemed	(58,283)	(514,309)	(34,388)	(292,689)	(107,968)	(1,005,035)	(185,901)	(1,678,162)
Net increase (decrease)	(57,688)	(509,007)	11,312	100,447	(106,396)	(990,214)	9,275	87,309
Institutional 3 Class
Shares sold	6,871	61,342	227,749	1,968,172	1,046	9,681	63,257	562,215
Distributions reinvested	1,857	16,566	14,612	125,898	519	4,848	21,268	188,391
Shares redeemed	(365,519)	(3,212,793)	(626,481)	(5,425,671)	(131,294)	(1,216,435)	(766,807)	(6,768,578)
Net decrease	(356,791)	(3,134,885)	(384,120)	(3,331,601)	(129,729)	(1,201,906)	(682,282)	(6,017,972)
Class R
Shares sold	396	3,560	6,576	57,253	24,242	234,673	15,159	138,360
Distributions reinvested	44	394	2,408	20,938	1,626	15,881	5,217	48,071
Shares redeemed	(64,611)	(583,190)	(35,924)	(310,607)	(4,180)	(40,457)	(55,037)	(501,802)
Net increase (decrease)	(64,171)	(579,236)	(26,940)	(232,416)	21,688	210,097	(34,661)	(315,371)
Total net decrease	(1,443,473)	(12,900,717)	(2,395,765)	(20,724,824)	(2,329,152)	(22,368,997)	(5,000,357)	(45,398,671)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2024 (Unaudited)		January 31, 2024		July 31, 2024 (Unaudited)		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,749,226	17,986,545	3,953,189	37,635,816	2,221,459	25,736,736	11,051,581	117,478,777
Distributions reinvested	1,270,317	13,160,323	4,393,273	41,830,781	2,686,716	31,370,983	5,314,704	55,935,027
Shares redeemed	(8,951,275)	(92,117,143)	(18,147,006)	(172,539,818)	(9,289,155)	(107,531,909)	(18,728,114)	(196,506,483)
Net decrease	(5,931,732)	(60,970,275)	(9,800,544)	(93,073,221)	(4,380,980)	(50,424,190)	(2,361,829)	(23,092,679)
Advisor Class
Shares sold	304,882	3,057,817	979,936	9,111,973	825,506	9,608,461	697,994	7,351,989
Distributions reinvested	22,688	230,455	63,126	589,960	45,489	538,810	126,854	1,345,626
Shares redeemed	(111,819)	(1,122,216)	(511,348)	(4,809,926)	(216,122)	(2,541,732)	(2,813,361)	(30,403,641)
Net increase (decrease)	215,751	2,166,056	531,714	4,892,007	654,873	7,605,539	(1,988,513)	(21,706,026)
Class C
Shares sold	501,370	5,094,875	866,959	8,142,282	386,043	4,465,004	955,668	10,033,271
Distributions reinvested	58,080	595,123	242,125	2,282,405	114,762	1,346,778	254,363	2,688,812
Shares redeemed	(998,212)	(10,155,727)	(2,435,994)	(22,860,559)	(1,057,371)	(12,231,252)	(2,261,613)	(23,746,224)
Net decrease	(438,762)	(4,465,729)	(1,326,910)	(12,435,872)	(556,566)	(6,419,470)	(1,051,582)	(11,024,141)
Institutional Class
Shares sold	833,928	8,550,335	1,404,906	13,331,177	949,943	10,986,862	1,427,800	14,913,374
Distributions reinvested	28,160	291,131	107,740	1,022,560	158,867	1,848,268	316,088	3,311,720
Shares redeemed	(949,364)	(9,737,790)	(2,379,466)	(22,602,657)	(1,216,770)	(14,037,604)	(2,110,347)	(22,013,991)
Net decrease	(87,276)	(896,324)	(866,820)	(8,248,920)	(107,960)	(1,202,474)	(366,459)	(3,788,897)
Institutional 2 Class
Shares sold	3,413	33,801	114,321	1,074,926	7,689	88,090	205,996	2,177,547
Distributions reinvested	1,584	15,911	10,147	94,761	2,009	23,470	22,140	235,809
Shares redeemed	(252,402)	(2,467,330)	(84,112)	(781,097)	(517,015)	(5,904,088)	(155,065)	(1,638,897)
Net increase (decrease)	(247,405)	(2,417,618)	40,356	388,590	(507,317)	(5,792,528)	73,071	774,459
Institutional 3 Class
Shares sold	139,431	1,380,254	595,447	5,559,906	87,807	983,460	327,605	3,348,344
Distributions reinvested	16,901	171,561	105,382	982,950	25,026	284,646	114,138	1,168,110
Shares redeemed	(585,896)	(5,878,622)	(2,391,167)	(22,418,619)	(881,612)	(9,852,595)	(2,084,488)	(21,216,175)
Net decrease	(429,564)	(4,326,807)	(1,690,338)	(15,875,763)	(768,779)	(8,584,489)	(1,642,745)	(16,699,721)
Class R
Shares sold	3,471	34,834	24,145	229,395	8,746	100,117	71,218	752,478
Distributions reinvested	403	4,115	16,834	159,659	9,549	111,481	64,191	675,166
Shares redeemed	(376,735)	(3,817,917)	(118,076)	(1,103,148)	(1,080,232)	(12,230,665)	(268,815)	(2,806,011)
Net decrease	(372,861)	(3,778,968)	(77,097)	(714,094)	(1,061,937)	(12,019,067)	(133,406)	(1,378,367)
Class V
Shares sold	—	—	—	—	—	—	25,424	261,388
Distributions reinvested	—	—	—	—	—	—	199,138	2,071,286
Shares redeemed	—	—	—	—	—	—	(6,817,646)	(73,025,422)
Net decrease	—	—	—	—	—	—	(6,593,084)	(70,692,748)
Total net decrease	(7,291,849)	(74,689,665)	(13,189,639)	(125,067,273)	(6,728,666)	(76,836,679)	(14,064,547)	(147,608,120)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2024 (Unaudited)		January 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,462,186	18,513,606	3,573,135	40,454,883
Distributions reinvested	99,838	1,308,875	4,541,184	52,044,293
Shares redeemed	(6,091,888)	(77,249,842)	(12,131,312)	(137,056,943)
Net decrease	(4,529,864)	(57,427,361)	(4,016,993)	(44,557,767)
Advisor Class
Shares sold	1,911,325	23,090,218	1,129,955	12,171,466
Distributions reinvested	4,772	60,653	102,422	1,140,127
Shares redeemed	(281,089)	(3,468,489)	(848,582)	(9,458,167)
Net increase	1,635,008	19,682,382	383,795	3,853,426
Class C
Shares sold	407,821	4,945,722	876,269	9,528,089
Distributions reinvested	3,678	46,273	271,372	2,981,076
Shares redeemed	(683,927)	(8,315,239)	(1,667,930)	(18,072,946)
Net decrease	(272,428)	(3,323,244)	(520,289)	(5,563,781)
Institutional Class
Shares sold	825,916	10,404,449	1,200,561	13,441,219
Distributions reinvested	2,699	35,162	108,469	1,235,140
Shares redeemed	(768,779)	(9,704,945)	(1,651,369)	(18,495,563)
Net increase (decrease)	59,836	734,666	(342,339)	(3,819,204)
Institutional 2 Class
Shares sold	2,387	28,318	142,476	1,551,747
Distributions reinvested	—	—	24,234	269,553
Shares redeemed	(405,024)	(4,796,146)	(209,066)	(2,293,868)
Net decrease	(402,637)	(4,767,828)	(42,356)	(472,568)
Institutional 3 Class
Shares sold	125,759	1,528,114	581,747	6,342,046
Distributions reinvested	4,010	50,892	274,608	3,040,373
Shares redeemed	(1,252,899)	(15,107,139)	(2,966,474)	(32,487,531)
Net decrease	(1,123,130)	(13,528,133)	(2,110,119)	(23,105,112)
Class R
Shares sold	13,098	162,193	118,299	1,318,210
Distributions reinvested	260	3,360	54,100	611,898
Shares redeemed	(829,925)	(10,188,771)	(120,578)	(1,345,374)
Net increase (decrease)	(816,567)	(10,023,218)	51,821	584,734
Total net decrease	(5,449,782)	(68,652,736)	(6,596,480)	(73,080,272)
The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Capital Allocation Portfolios  | 2024

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2024 (Unaudited)	$8.99	0.14	0.25	0.39	(0.15)	—	(0.15)
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$8.91	0.15	0.26	0.41	(0.17)	—	(0.17)
Year Ended 1/31/2024	$8.75	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended 1/31/2023	$10.00	0.19	(1.04)	(0.85)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Class C
Six Months Ended 7/31/2024 (Unaudited)	$8.93	0.11	0.25	0.36	(0.12)	—	(0.12)
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$8.98	0.15	0.26	0.41	(0.17)	—	(0.17)
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2024 (Unaudited)	$9.23	4.43%	0.54%	0.54%	3.20%	2%	$139,616
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (c)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (d)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (d)	0.50% (c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55% (d)	0.55% (c),(d)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57% (c)	2.09%	13%	$180,338
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$9.15	4.60%	0.29%	0.29%	3.46%	2%	$6,461
Year Ended 1/31/2024	$8.91	5.47%	0.28%	0.28% (c)	3.55%	17%	$5,988
Year Ended 1/31/2023	$8.75	(8.36% )	0.28% (d)	0.28% (c),(d)	2.11%	11%	$4,429
Year Ended 1/31/2022	$10.00	1.68%	0.25% (d)	0.25% (c),(d)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30% (d)	0.30% (c),(d)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32% (c)	2.31%	13%	$6,012
Class C
Six Months Ended 7/31/2024 (Unaudited)	$9.17	4.07%	1.29%	1.29%	2.45%	2%	$8,736
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (c)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (d)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (d)	1.25% (c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30% (d)	1.30% (c),(d)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32% (c)	1.34%	13%	$24,949
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$9.22	4.56%	0.29%	0.29%	3.45%	2%	$7,296
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (c)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (d)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (d)	0.25% (c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30% (d)	0.30% (c),(d)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32% (c)	2.34%	13%	$9,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2024 (Unaudited)	$9.51	0.13	0.45	0.58	(0.12)	—	(0.12)
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$9.39	0.14	0.44	0.58	(0.13)	—	(0.13)
Year Ended 1/31/2024	$9.11	0.29	0.38	0.67	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.65	0.18	(1.13)	(0.95)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Class C
Six Months Ended 7/31/2024 (Unaudited)	$9.33	0.09	0.45	0.54	(0.09)	—	(0.09)
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$9.32	0.14	0.44	0.58	(0.13)	—	(0.13)
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Class R
Six Months Ended 7/31/2024 (Unaudited)	$9.53	0.12	0.45	0.57	(0.11)	—	(0.11)
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2024 (Unaudited)	$9.97	6.16%	0.44%	0.44%	2.70%	2%	$311,968
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (c)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (d)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (d)	0.41% (c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49% (d)	0.49% (c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49% (c)	2.12%	9%	$425,706
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$9.84	6.27%	0.19%	0.19%	2.96%	2%	$4,056
Year Ended 1/31/2024	$9.39	7.60%	0.18%	0.18% (c)	3.21%	11%	$3,565
Year Ended 1/31/2023	$9.11	(8.76% )	0.18% (d)	0.18% (c),(d)	1.95%	9%	$4,342
Year Ended 1/31/2022	$10.65	4.80%	0.16% (d)	0.16% (c),(d)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24% (d)	0.24% (c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24% (c)	2.42%	9%	$5,319
Class C
Six Months Ended 7/31/2024 (Unaudited)	$9.78	5.78%	1.19%	1.19%	1.95%	2%	$19,882
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (c)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (d)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (d)	1.16% (c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24% (d)	1.24% (c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24% (c)	1.36%	9%	$57,072
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$9.77	6.31%	0.19%	0.19%	2.95%	2%	$10,911
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (c)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (d)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (d)	0.16% (c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24% (d)	0.24% (c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24% (c)	2.38%	9%	$16,490
Class R
Six Months Ended 7/31/2024 (Unaudited)	$9.99	6.02%	0.69%	0.69%	2.47%	2%	$1,549
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (c)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (d)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (d)	0.66% (c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74% (d)	0.74% (c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74% (c)	1.80%	9%	$1,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2024 (Unaudited)	$9.99	0.12	0.65	0.77	(0.13)	(0.01)	(0.14)
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$9.80	0.13	0.63	0.76	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2024	$9.35	0.29	0.60	0.89	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.19	(1.26)	(1.07)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Class C
Six Months Ended 7/31/2024 (Unaudited)	$9.87	0.08	0.65	0.73	(0.09)	(0.01)	(0.10)
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$9.97	0.13	0.65	0.78	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$9.80	0.13	0.65	0.78	(0.15)	(0.01)	(0.16)
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2024 (Unaudited)	$10.62	7.75%	0.38% (c)	0.38% (c)	2.32%	2%	$978,699
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43% (c)	0.43% (c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43% (d)	2.11%	10%	$1,280,253
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$10.41	7.83%	0.13% (c)	0.13% (c)	2.59%	2%	$16,146
Year Ended 1/31/2024	$9.80	9.80%	0.14% (c)	0.14% (c),(d)	3.12%	11%	$13,077
Year Ended 1/31/2023	$9.35	(9.54% )	0.14% (c)	0.14% (c),(d)	1.95%	6%	$7,509
Year Ended 1/31/2022	$10.98	6.70%	0.13% (c)	0.13% (c),(d)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18% (d)	2.50%	10%	$3,051
Class C
Six Months Ended 7/31/2024 (Unaudited)	$10.50	7.45%	1.13% (c)	1.13% (c)	1.58%	2%	$60,050
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18% (c)	1.18% (c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18% (d)	1.35%	10%	$153,545
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$10.60	7.90%	0.13% (c)	0.13% (c)	2.58%	2%	$20,367
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18% (d)	2.37%	10%	$37,112
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$10.42	7.97%	0.07% (c)	0.07% (c)	2.61%	2%	$10,399
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12% (c)	0.12% (c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2024 (Unaudited)	$11.09	0.10	0.94	1.04	(0.09)	(0.19)	(0.28)
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$11.24	0.12	0.95	1.07	(0.10)	(0.19)	(0.29)
Year Ended 1/31/2024	$10.54	0.25	0.96	1.21	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.42	0.17	(1.41)	(1.24)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Class C
Six Months Ended 7/31/2024 (Unaudited)	$11.12	0.06	0.94	1.00	(0.05)	(0.19)	(0.24)
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$11.05	0.11	0.94	1.05	(0.10)	(0.19)	(0.29)
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$10.82	0.11	0.92	1.03	(0.11)	(0.19)	(0.30)
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2024 (Unaudited)	$11.85	9.41%	0.39% (c)	0.39% (c)	1.72%	1%	$1,519,442
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50% (c)	0.50% (c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50% (d)	1.77%	10%	$1,645,913
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$12.02	9.60%	0.14% (c)	0.14% (c)	2.00%	1%	$27,509
Year Ended 1/31/2024	$11.24	11.84%	0.16% (c)	0.16% (c),(d)	2.36%	11%	$18,368
Year Ended 1/31/2023	$10.54	(9.74% )	0.16% (c)	0.15% (c),(d)	1.66%	7%	$38,201
Year Ended 1/31/2022	$12.42	9.45%	0.15% (c)	0.15% (c),(d)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24% (c)	0.24% (c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25% (d)	1.80%	10%	$7,779
Class C
Six Months Ended 7/31/2024 (Unaudited)	$11.88	8.99%	1.14% (c)	1.14% (c)	0.97%	1%	$67,919
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25% (c)	1.25% (c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25% (d)	1.01%	10%	$148,134
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$11.81	9.58%	0.14% (c)	0.14% (c)	1.97%	1%	$90,055
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25% (c)	0.25% (c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25% (d)	2.01%	10%	$107,497
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$11.55	9.55%	0.06% (c)	0.06% (c)	2.00%	1%	$13,581
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16% (c)	0.16% (c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2024 (Unaudited)	$11.08	0.08	0.95	1.03	(0.08)	(0.19)	(0.27)
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2024 (Unaudited)	$11.84	9.29%	0.64% (c)	0.64% (c)	1.38%	1%	$4,924
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75% (c)	0.75% (c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75% (d)	1.46%	10%	$4,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2024 (Unaudited)	$11.93	0.07	1.24	1.31	(0.02)	—	(0.02)
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$11.56	0.08	1.21	1.29	(0.02)	—	(0.02)
Year Ended 1/31/2024	$10.80	0.25	1.18	1.43	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$12.94	0.14	(1.47)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Class C
Six Months Ended 7/31/2024 (Unaudited)	$11.48	0.02	1.19	1.21	(0.01)	—	(0.01)
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$11.85	0.09	1.23	1.32	(0.02)	—	(0.02)
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$11.53	0.09	1.20	1.29	(0.02)	—	(0.02)
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2024 (Unaudited)	$13.22	10.95%	0.39% (c)	0.39% (c)	1.11%	1%	$1,121,184
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43% (c),(e)	0.43% (c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47% (d)	1.49%	12%	$623,971
Advisor Class
Six Months Ended 7/31/2024 (Unaudited)	$12.83	11.15%	0.14% (c)	0.14% (c)	1.39%	1%	$50,077
Year Ended 1/31/2024	$11.56	13.59%	0.16% (c)	0.16% (c),(d)	2.30%	21%	$26,223
Year Ended 1/31/2023	$10.80	(9.88% )	0.15% (c)	0.15% (c),(d)	1.29%	8%	$20,360
Year Ended 1/31/2022	$12.94	12.41%	0.14% (c)	0.14% (c),(d)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17% (c),(e)	0.17% (c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22% (d)	1.60%	12%	$1,611
Class C
Six Months Ended 7/31/2024 (Unaudited)	$12.68	10.53%	1.14% (c)	1.14% (c)	0.36%	1%	$63,848
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18% (c),(e)	1.18% (c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22% (d)	0.75%	12%	$74,297
Institutional Class
Six Months Ended 7/31/2024 (Unaudited)	$13.15	11.13%	0.14% (c)	0.14% (c)	1.36%	1%	$35,336
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17% (c),(e)	0.17% (c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22% (d)	1.76%	12%	$11,920
Institutional 3 Class
Six Months Ended 7/31/2024 (Unaudited)	$12.80	11.19%	0.06% (c)	0.06% (c)	1.40%	1%	$32,790
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13% (c),(e)	0.13% (c),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2024 (Unaudited)	$11.77	0.04	1.24	1.28	(0.01)	—	(0.01)
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2024 (Unaudited)	$13.04	10.91%	0.64% (c)	0.64% (c)	0.65%	1%	$3,099
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69% (c),(e)	0.69% (c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72% (d)	1.21%	12%	$2,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements
July 31, 2024 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus.
The Funds’ Board of Trustees approved a proposal to liquidate certain share classes of the Funds, as detailed below. Effective on March 11, 2024, these classes were closed to new and existing investors and effective on April 19, 2024, these classes were liquidated. For federal tax purposes, these liquidations were treated as redemptions of fund shares.
•
Institutional 2 Class, Institutional 3 Class, and Class R shares of Columbia Capital Allocation Conservative Portfolio were liquidated.
•
Institutional 2 Class and Institutional 3 Class shares of Columbia Capital Allocation Moderate Conservative Portfolio were liquidated.
•
Institutional 2 Class and Class R shares of Columbia Capital Allocation Moderate Portfolio were liquidated.
•
Institutional 2 Class shares of Columbia Capital Allocation Moderate Aggressive Portfolio were liquidated.
•
Institutional 2 Class shares of Columbia Capital Allocation Aggressive Portfolio were liquidated.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
For Columbia Capital Allocation Moderate Aggressive Portfolio, the Funds’ Board of Trustees also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of Columbia Capital Allocation Moderate Aggressive Portfolio will be exchanged for Class S shares of Columbia Capital Allocation Moderate Aggressive Portfolio. This will be a tax-free transaction for existing Institutional Class shareholders.
In addition, the Funds’ Board of Trustees approved the conversion of all Advisor Class shares of Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio to each Fund’s respective Institutional Class shares and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of each Fund will be converted to Institutional Class shares of the respective Fund in a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	58,239 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	115,111
Total		173,350

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	165,308 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	130,637
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	80,718 *
Total		376,663

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	721,806	721,806
Foreign exchange risk	(129,509)	—	(129,509)
Interest rate risk	—	(40,906)	(40,906)
Total	(129,509)	680,900	551,391

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(283,071)	(283,071)
Foreign exchange risk	(15,526)	—	(15,526)
Interest rate risk	—	(80,718)	(80,718)
Total	(15,526)	(363,789)	(379,315)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	7,204,468
Futures contracts — short	5,781,069

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	45,885	(59,254)
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	192,314 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	303,104
Total		495,418

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	442,044 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	349,086
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	175,353 *
Total		966,483

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	1,897,180	1,897,180
Foreign exchange risk	(341,076)	—	(341,076)
Interest rate risk	—	(87,267)	(87,267)
Total	(341,076)	1,809,913	1,468,837

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(583,589)	(583,589)
Foreign exchange risk	(45,982)	—	(45,982)
Interest rate risk	—	(175,353)	(175,353)
Total	(45,982)	(758,942)	(804,924)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	20,372,214
Futures contracts — short	14,742,920

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	120,980	(156,782)

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	713,643 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,135,871
Total		1,849,514

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,681,678 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,307,796
Total		2,989,474

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	7,045,527	7,045,527
Foreign exchange risk	(1,276,062)	—	(1,276,062)
Interest rate risk	—	(355,389)	(355,389)
Total	(1,276,062)	6,690,138	5,414,076

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(2,180,267)	(2,180,267)
Foreign exchange risk	(171,925)	—	(171,925)
Interest rate risk	—	(698,311)	(698,311)
Total	(171,925)	(2,878,578)	(3,050,503)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	86,521,817
Futures contracts — short	42,819,174

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	453,315	(587,208)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,238,631 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,067,434
Total		3,306,065

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,061,835 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,406,796
Total		5,468,631

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	12,540,782	12,540,782
Foreign exchange risk	(2,319,081)	—	(2,319,081)
Interest rate risk	—	(548,340)	(548,340)
Total	(2,319,081)	11,992,442	9,673,361

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(3,877,223)	(3,877,223)
Foreign exchange risk	(339,362)	—	(339,362)
Interest rate risk	—	(1,077,596)	(1,077,596)
Total	(339,362)	(4,954,819)	(5,294,181)

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	153,086,060
Futures contracts — short	79,262,783

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	825,807	(1,072,201)
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,011,947 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,777,593
Total		2,789,540

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,592,847 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,079,974
Total		4,672,821

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	11,255,375	11,255,375
Foreign exchange risk	(1,991,693)	—	(1,991,693)
Interest rate risk	—	(958,538)	(958,538)
Total	(1,991,693)	10,296,837	8,305,144

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Equity risk	—	(3,888,155)	(3,888,155)
Foreign exchange risk	(302,381)	—	(302,381)
Interest rate risk	—	(241,130)	(241,130)
Total	(302,381)	(4,129,285)	(4,431,666)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended July 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	127,887,890
Futures contracts — short	68,227,527

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	710,314	(923,161)
Offsetting of assets and liabilities
The following tables present each Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2024:
Columbia Capital Allocation Conservative Portfolio
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	115,111	-	115,111
Liabilities
Forward foreign currency exchange contracts	35,136	87,961	-	7,540	130,637
Total financial and derivative net assets	(35,136)	(87,961)	115,111	(7,540)	(15,526)
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	(35,136)	(87,961)	115,111	(7,540)	(15,526)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Columbia Capital Allocation Moderate Conservative Portfolio
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	303,104	-	303,104
Liabilities
Forward foreign currency exchange contracts	92,495	236,552	-	20,039	349,086
Total financial and derivative net assets	(92,495)	(236,552)	303,104	(20,039)	(45,982)
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	(92,495)	(236,552)	303,104	(20,039)	(45,982)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	1,135,871	-	1,135,871
Liabilities
Forward foreign currency exchange contracts	346,632	886,438	-	74,726	1,307,796
Total financial and derivative net assets	(346,632)	(886,438)	1,135,871	(74,726)	(171,925)
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	(346,632)	(886,438)	1,135,871	(74,726)	(171,925)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Aggressive Portfolio
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	2,067,434	-	2,067,434
Liabilities
Forward foreign currency exchange contracts	630,927	1,639,557	-	136,312	2,406,796
Total financial and derivative net assets	(630,927)	(1,639,557)	2,067,434	(136,312)	(339,362)
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	(630,927)	(1,639,557)	2,067,434	(136,312)	(339,362)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Aggressive Portfolio
	HSBC ($)	Morgan Stanley ($)	UBS ($)	Wells Fargo ($)	Total ($)
Assets
Forward foreign currency exchange contracts	-	-	1,777,593	-	1,777,593
Liabilities
Forward foreign currency exchange contracts	542,469	1,420,329	-	117,176	2,079,974
Total financial and derivative net assets	(542,469)	(1,420,329)	1,777,593	(117,176)	(302,381)
Total collateral received (pledged) (a)	-	-	-	-	-
Net amount (b)	(542,469)	(1,420,329)	1,777,593	(117,176)	(302,381)

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2024 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.08
Columbia Capital Allocation Moderate Conservative Portfolio	0.05
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.03
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. As a result of Institutional 2 Class shares being liquidated, April 19, 2024 was the last day the following Funds paid a transfer agency fee for Institutional 2 Class shares: Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio. As a result of Institutional 3 Class shares being liquidated, April 19, 2024 was the last day the following Funds paid a transfer agency fee for Institutional 3 Class shares: Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio.
For the six months ended July 31, 2024, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.02 (a)	0.00 (a)	0.02 (a)
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.02 (a)	0.00 (a)	0.08
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.07	0.01 (a)	0.01	0.02 (a)
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.09	0.09	0.09	0.02 (a)	0.01	0.09
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.08	0.02 (a)	0.01	0.08

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2024, no minimum account balance fees were charged by the Funds.

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio). As a result of Class R shares of Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio being liquidated, April 19, 2024 was the last day Columbia Capital Allocation Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio paid a distribution and service fee for Class R shares.
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	307,000
Columbia Capital Allocation Moderate Portfolio	1,426,000
Columbia Capital Allocation Aggressive Portfolio	1,904,000
These amounts are based on the most recent information available as of June 30, 2024, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2024, if any, are as follows:
	Front End (%)		CDSC (%)	CDSC (%)	Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Capital Allocation Conservative Portfolio	4.75	—	0.50 - 1.00 (a)	1.00 (b)	19,516	100
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	46,237	581
Columbia Capital Allocation Moderate Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	243,676	2,026
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	336,813	5,639
Columbia Capital Allocation Aggressive Portfolio	5.75	—	0.50 - 1.00 (a)	1.00 (b)	355,984	4,005

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	June 1, 2024 through May 31, 2025
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	N/A	0.79
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.23	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	0.21	1.21	0.21	0.13	0.71
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.19	0.76

	Prior to June 1, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	N/A	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	N/A	0.79
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.22	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	0.21	1.21	0.21	0.12	0.71
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.18	0.76
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	171,625,000	3,813,000	(14,292,000)	(10,479,000)
Columbia Capital Allocation Moderate Conservative Portfolio	359,207,000	16,911,000	(30,360,000)	(13,449,000)
Columbia Capital Allocation Moderate Portfolio	1,088,123,000	73,665,000	(84,824,000)	(11,159,000)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,633,370,000	162,937,000	(88,228,000)	74,709,000
Columbia Capital Allocation Aggressive Portfolio	1,126,691,000	178,443,000	(11,529,000)	166,914,000

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	(816,927)	(3,985,857)	(4,802,784)
Columbia Capital Allocation Moderate Conservative Portfolio	(2,106,759)	(5,425,282)	(7,532,041)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at January 31, 2024 as arising on February 1, 2024.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Aggressive Portfolio	—	2,315,577
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2024, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	3,650,522	17,138,765
Columbia Capital Allocation Moderate Conservative Portfolio	6,119,831	28,006,241
Columbia Capital Allocation Moderate Portfolio	17,917,265	92,909,781
Columbia Capital Allocation Moderate Aggressive Portfolio	22,623,158	120,781,719
Columbia Capital Allocation Aggressive Portfolio	18,038,367	76,525,029
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2024.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended July 31, 2024.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and

Columbia Capital Allocation Portfolios  | 2024

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At July 31, 2024, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	74.7
Columbia Capital Allocation Moderate Conservative Portfolio	79.7
Columbia Capital Allocation Moderate Portfolio	85.2
Columbia Capital Allocation Moderate Aggressive Portfolio	56.9
Columbia Capital Allocation Aggressive Portfolio	70.1
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | 2024

Approval of Management Agreements
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio (each, a Fund, and collectively, the Funds). Under management agreements (the Management Agreements), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and the Funds’ performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•
Terms of the Management Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;

Columbia Capital Allocation Portfolios  | 2024

Approval of Management Agreements (continued)
(Unaudited)
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds. With respect to Columbia Capital Allocation Conservative Portfolio, the Board observed that Fund performance was well within the range of that of its peers. With respect to Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, and Columbia Capital Allocation Aggressive Portfolio, the Board observed that each Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Columbia Capital Allocation Portfolios  | 2024

Approval of Management Agreements (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Columbia Funds’ performance and expenses and the reasonableness of the Columbia Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that each Fund’s total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreements.
Economies of scale
Given that the Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Management Agreements.

Columbia Capital Allocation Portfolios  | 2024

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_P01_(09/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	September 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	September 20, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	September 20, 2024